Earnings per share	12 Months Ended
Jun. 30, 2022
30. Earnings per share

30. Earnings per share

(a) Basic

Basic earnings per share amounts are calculated in accordance with IAS 33, by dividing the profit attributable to equity holders of the Group by the weighted average number of common shares outstanding during the year, excluding common shares purchased by the Group and held as treasury shares.

	06.30.2022	06.30.2021	06.30.2020
Profit/ (loss) for the year from continuing operations attributable to equity holders of the parent	37,088	(12,592)	17,106
(Loss)/ profit for the year from discontinued operations attributable to equity holders of the parent	-	(8,019)	(7,428)
Profit/ (loss) for the year attributable to equity holders of the parent	37,088	(20,611)	9,678
Weighted average number of common shares outstanding	590	527	499
Basic earnings per share	62.86	(39.11)	19.38

(b) Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential shares. The Group holds treasury shares and, as of fiscal year 2021, warrants associated with incentive plans with potentially dilutive effect.

	06.30.2022	06.30.2020
Profit for the year from continuing operations attributable to equity holders of the parent	37,088	17,106
Profit for the year from discontinued operations attributable to equity holders of the parent	-	(7,428)
Profit for the year per share attributable to equity holders of the parent	37,088	9,678
Weighted average number of common shares outstanding	695	515
Diluted earnings per share	53.36	18.80

Given that the result for the year ended June 30, 2021 showed losses, there is no diluted effect of said result.